Consolidated Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gain (loss) on remeasurement of actuarial liability	$ 27	$ (43)
Accumulated Translation Adjustment [member]
Currency translation adjustments	$ (2,719)	$ (1,779)
Common Shares [member]
Par value per share	$ 0	$ 0
Preference shares [member]
Par value per share	$ 0	$ 0